SCHEDULE OF INVESTMENT IN JOINT VENTURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Investment balance		$ 1,445,251
Contribution of intellectual property			22,500,000
Unrecognized gain on contribution of intellectual property			(19,912,500)
Share of loss in joint ventures	(1,031,807)	(3,211,993)	(1,142,249)
Recognized gain on contribution of intellectual property	1,031,807	1,746,987
Effect of changes in foreign exchange rates		19,755
Investment balance			$ 1,445,251